Business combinations and capital reorganization (Details 2) R$ in Thousands	Aug. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Customer list Amount	R$ 2,212
Technology Amount	R$ 4,120
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Method	Multi-period excess earning method
Expected amortization period	6 years 4 months 24 days
Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Method	Relief from royalty
Expected amortization period	5 years